Schedule of Deferred Tax Asset (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Income Tax Disclosure [Abstract]
Deferred Tax Assets	$ 6,712,000	$ 6,872,000
Less Valuation Allowance	(6,712,000)	(6,872,000)
Deferred Tax Assets, Net